Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill.
Schedule of intangible assets

	Balance	Acquisitions		Foreign	Balance
	December 31, 2020	(note 4)	Additions	exchange	December 31, 2021
Cost
Customer relationships	$11,775,697	3,632,875	—	50,586	$15,459,158
Technology	470,000	—	—	—	470,000
Non-compete	51,031	124,580	—	529	176,140
Brand	1,520,899	842,237	—	12,403	2,375,539
Patents	—		15,232	—	15,232
Internally generated intangible assets	7,015,035	—	2,349,501	7,415	9,371,951
	$20,832,662	4,599,692	2,364,733	70,933	$27,868,020
Accumulated amortization
Customer relationships	4,099,565	—	2,260,372	1,598	6,361,535
Technology	196,499	—	94,000	—	290,499
Non-compete	19,638	—	37,105	—	56,743
Brand	133,921	—	215,574	—	349,495
Patents	—	—	—	—	—
Internally generated intangible assets	4,264,687	—	1,777,451	5,470	6,047,608
	8,714,310	—	4,384,502	7,068	13,105,880
Net book value	$12,118,352				$14,762,140

	Balance					Balance
	December 31,	Acquisitions			Foreign	December 31,
	2019	(note 4)	Additions	Impairment	exchange	2020
Cost
Customer relationships	$7,393,708	5,100,000	—	(726,467)	8,456	$11,775,697
Technology	470,000	—	—	—	—	470,000
Non-compete	—	70,000	—	(18,969)	—	51,031
Brand	840,000	740,000	—	(59,101)	—	1,520,899
Internally generated intangible assets	5,259,287	—	1,642,783	—	112,965	7,015,035
	$13,962,995	5,910,000	1,642,783	(804,537)	121,421	$20,832,662
Accumulated depreciation
Customer relationships	$1,812,833	—	2,276,341	—	10,391	4,099,565
Technology	102,499	—	94,000	—	—	196,499
Non-compete	—	—	19,638	—	—	19,638
Brand	—	—	133,921	—	—	133,921
Internally generated intangible assets	1,831,202	—	2,289,348	—	144,137	4,264,687
	$3,746,534	—	4,813,248	—	154,528	$8,714,310
Net book value	$10,216,461					$12,118,352

Schedule of intangible goodwill

	Balance	Acquisitions	Foreign	Balance
	January 1, 2021	(note 4)	exchange	December 31, 2021
VIQ Solutions PTY Ltd.	$650,001	—	(37,427)	$612,574
Dataworxs	141,018	—	486	141,504
Net Transcripts	1,575,511	—	—	1,575,511
Transcription Express	1,516,904	—	—	1,516,904
HomeTech	477,860	—	—	477,860
ASC (VIQ Media Transcription)	2,614,802	—	—	2,614,802
The Transcription Agency LLP	—	763,597	—	763,597
Auscript	—	4,508,880	71,468	4,580,348
	$6,976,096	$5,272,477	$34,527	$12,283,100

	Balance	Acquisitions		Foreign	Balance
	January 1, 2020	(note 4)	Adjustments	exchange	December 31, 2020
VIQ Solutions PTY Ltd.	587,187	—	—	62,814	650,001
Dataworxs	138,053	—	—	2,965	141,018
Net Transcripts	1,575,511	—	—	—	1,575,511
Transcription Express	1,516,904	—	—	—	1,516,904
HomeTech	477,860	—	—	—	477,860
ASC (VIQ Media Transcription)	—	2,614,802	—	—	2,614,802
WordZ	—	1,453,832	(1,453,832)	—	—
	$4,295,515	$4,068,634	$(1,453,832)	$65,779	$6,976,096

Schedule of key assumptions used to determine the recoverable amount of the goodwill based on each CGU's

	VIQ	Dataworxs
Assumptions	Solutions	Australia
2021	PTY	Ltd.	VIQ US
Carrying value of goodwill	612,574	141,504	3,570,275
Revenue Growth Rate	3.0%	3.0%	3.0%
Terminal Growth Rate	2.0%	2.0%	2.0%
Pre-tax discount rate	16.3%	16.3%	16.3%

			VIQ Media
Assumptions 2021	TTA	Auscript	Transcription
Carrying value of goodwill	763,597	4,580,348	2,614,802
Revenue Growth Rate	0.4%	3%	3%
Terminal
revenue	1%	3%	2%
growth rate
Pre-tax discount rate	28.5%	33.4%	18.3%